Statement of Cash Flows - USD ($) shares in Thousands	2 Months Ended	3 Months Ended			11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (1,000)	$ 10,361,129	$ (4,608,798)		$ (27,235,908)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of Warrants		(8,467,400)	1,342,000		18,896,400
Change in fair value of FPA		(2,575,000)	325,000		3,875,000
Compensation expense in connection with issuance of Private Placement Warrants			1,233,600		1,233,600
Initial classification of FPA			350,000		350,000
Transaction costs attributable to Warrants		2,586	1,322,813		1,322,813
Interest earned on marketable securities held in Trust Account	0	(47,151)			(228,281)
Formation costs paid by Sponsor	728				2,125
Changes in operating assets and liabilities:
Prepaid expenses		(32,809)			(118,525)
Accrued expenses	272	(42,438)			1,631,390
Income taxes payable					10,070
Net used in operating activities		(801,083)			(261,316)
Cash Flows from Investing Activities:
Investment of cash into Trust Account					(414,000,000)
Net cash used in investing activities					(414,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid					405,720,000
Proceeds from sale of Private Placement Units					10,280,000
Proceeds from promissory note – related party					100
Repayment of promissory note – related party					(129,706)
Payment of offering costs					(430,701)
Net cash provided by financing activities					415,439,693
Net Change in Cash		(801,083)			1,178,377
Cash – Beginning		1,178,377
Cash – End		377,294			1,178,377	$ 1,178,377
Non-Cash financing activities:
Initial classification of common stock subject to possible redemption					360,899,230
Change in value of common stock subject to possible redemption		10,361,130			(24,324,510)
Offering costs included in accrued offering costs	5,000
Deferred offering costs paid directly by Sponsor in consideration for the issuance of Class B common stock	25,000				25,000
Payment of offering costs through promissory note — related party	72,700				127,481
Deferred underwriting commissions					14,490,000
Initial fair value of warrant liability					34,697,600
Groop Internet Platform Inc [Member]
Cash Flows from Operating Activities:
Net loss		(12,738,000)		$ (7,900,000)		(22,370,000)	$ (29,086,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of Warrants						346,000
Changes in operating assets and liabilities:
Depreciation and amortization		462,000		18,000		379,000	59,000
Stock-based compensation		1,513,000		401,000		2,977,000	3,404,000
Increase in accounts receivable		(1,666,000)		(599,000)		(5,017,000)	(840,000)
Increase in other current assets		(1,076,000)		(297,000)		(695,000)	(216,000)
Increase in accounts payable		7,030,000		190,000		2,561,000	3,277,000
Increase in deferred revenues		2,878,000		642,000		2,028,000	1,193,000
Increase in accrued expenses and other current liabilities		(282,000)		(252,000)		4,962,000	1,017,000
Net used in operating activities		(3,879,000)		(7,797,000)		(15,175,000)	(21,192,000)
Cash Flows from Investing Activities:
Purchase of property and equipment		(319,000)		(4,000)		(126,000)	(138,000)
Cash paid in connection with acquisition						(10,685,000)	0
Purchase of an intangible asset						(939,000)	0
Proceeds from restricted long-term bank deposit						447,000	0
Net cash used in investing activities		(319,000)		(4,000)		(11,303,000)	(138,000)
Cash Flows from Financing Activities:
Payment of deferred issuance costs		(75,000)		0
Proceeds from issuance of convertible preferred stock, net						0	51,204,000
Proceeds from exercise of stock options		797,000		54,000		94,000	297,000
Net cash provided by financing activities		722,000		54,000		94,000	51,501,000
Net Change in Cash		(3,476,000)		(7,747,000)		(26,384,000)	30,171,000
Cash – Beginning		13,248,000	$ 31,885,000	39,632,000		39,632,000	9,461,000
Cash – End	$ 31,885,000	9,772,000		31,885,000	$ 13,248,000	$ 13,248,000	$ 39,632,000
Non-Cash financing activities:
Deferred issuance costs		2,673,000		0
Issuance of warrant and other costs related to the Credit Agreement		$ 175,000		$ 0
Deferred issuance cost on credit						692	0